UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 459-1059

Date of fiscal year end: September 30

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Total Income+ Real Estate Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-21872
Reporting Period: 7.1.2015 - 6.30.2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	RREEF America REIT II	n/a	none	7/16/2015	Election of Directors	MGMT	Y	FOR	FOR
2	Blackrock Granite Property Fund	n/a	none	9/1/2015	Election of Directors	MGMT	Y	FOR	FOR
3	Hines Real Estate Investment Trust	n/a	none	9/16/2015	Election of Directors, appoint Deloitte & Touche	MGMT	N	ABSTAIN	FOR
4	InvenTrust Properties Corp.	n/a	none	12/15/2015	Election of Directors, reappoint KPMG	MGMT	N	ABSTAIN	FOR
5	Landmark Apartment Trust	n/a	none	1/22/2016	Approve Merger and compensation	MGMT	Y	FOR Merger; AGAINST Compensation	FOR
6	Xenia Hotels & Resorts	n/a	none	5/24/2016	Election of Directors, reappoint KPMG	MGMT	N	ABSTAIN	FOR
7	Monogram Residential Trust	n/a	none	6/16/2016	Election of Directors, reappoint Deloitte & Touche	MGMT	N	ABSTAIN	FOR
8	TIER REIT	n/a	none	6/22/2016	Election of Directors, reappoint Deloitte & Touche	MGMT	N	ABSTAIN	FOR
9	Dividend Capital Diversifired Property Fund Inc.	n/a	none	6/23/2016	Election of Directors, reappoint KPMG	MGMT	N	ABSTAIN	FOR
10

BRXPSZZ5 # 4873

BROADRIDGE DATE: 09/30/16

REPORT NO: BRXP036 CLIENT POSITION REPORT (ON REQUEST) PAGE NO: 1

CLIENT : 3S2 UNION BANK

FOR MEETING DATE 03/01/16 THRU 09/28/16

CUSIP 984017-103

XENIA HOTELS & RESORTS, INC.

MEETING TYPE: ANNUAL MEETING

MEETING DATE: 05/24/16

RECORD DATE: 04/01/16

MAIL DATE: 04/13/16

PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES NO	FOR	AGN	ABS	DIRECTORS VOTES NO.	VOTES WITHELD	RETURN DATE
		17,520	01	17,310	0	209	01		05/23/16
			02	17,291	183	45	02
			02	0	0	0	03
			02	0	0	0	04
							05
							06
							07
							08

MR PROPOSAL TEXT DIRECTORS

_______________________________________________ ____________________________

1. F #DIRECTOR 01 JEFFREY H. DONAHUE

2. F RATIFICATION OF THE APPOINTMENT OF KPMG 02 JOHN H. ALSCHULER

LLP AS XENIA HOTELS & 03 KEITH E. BASS

RESORTS, INC.'S INDEPENDENT REGISTERED 04 THOMAS M. GARTLAND

PUBLIC ACCOUNTING FIRM 05 BEVERLY K. GOULET

FOR FISCAL YEAR 2016. 06 MARY E. MCCORMICK

07 DENNIS D. OKLAK

08 MARCEL VERBAAS

BRXPSZZ5 # 4873

BROADRIDGE DATE: 09/30/16

REPORT NO: BRXP036 CLIENT POSITION REPORT (ON REQUEST) PAGE NO: 2

CLIENT : 3S2 UNION BANK

FOR MEETING DATE 03/01/16 THRU 09/28/16

CUSIP 88650V-208

TIER REIT, INC.

MEETING TYPE: ANNUAL MEETING

MEETING DATE: 06/22/16

RECORD DATE: 03/28/16

MAIL DATE: 04/12/16

PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES NO	FOR	AGN	ABS	DIRECTORS VOTES NO.	VOTES WITHELD	RETURN DATE
		1,968	01	1,917	0	50	01		06/21/16
			02	1,818	109	39	02
			02	1,944	13	9	03
			03	0	0	0	04
			03	0	0	0	05
			03	0	0	0	06

MR PROPOSAL TEXT DIRECTORS

_____________________________________________________________________ _________________________

1. F #DIRECTOR 01 RICHARD I. GILCHRIST

2. F TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION 02 CHARLES G. DANNIS

OF THE COMPANY'S NAMED EXECUTIVE OFFICERS. 03 SCOTT W. FORDHAM

3. F TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE 04 THOMAS M. HERZOG

COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 05 DENNIS J. MARTIN

THE 2016 FISCAL YEAR. 06 G. RONALD WITTEN

BRXPSZZ5 # 4873

BROADRIDGE DATE: 09/30/16

REPORT NO: BRXP036 CLIENT POSITION REPORT (ON REQUEST) PAGE NO: 3

CLIENT : 3S2 UNION BANK

FOR MEETING DATE 03/01/16 THRU 09/28/16

CUSIP 60979P-105

MONOGRAM RESIDENTIAL TRUST INC.

MEETING TYPE: ANNUAL MEETING

MEETING DATE: 06/29/16

RECORD DATE: 04/15/16

MAIL DATE: 05/11/16

PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES NO	FOR	AGN	ABS	DIRECTORS VOTES NO.	VOTES WITHELD	RETURN DATE
		13,206	01	13,092	0	113	01		06/28/16
			02	12,669	406	129	02
			02	13,057	75	72	03
			03	0	0	0	04
			03	0	0	0	05
			03	0	0	0	06
							07
							08
							09

MR PROPOSAL TEXT DIRECTORS

_____________________________________________________________________ _________________________

1. F #DIRECTOR 01 ROBERT S. AISNER

2. F APPROVE NAMED EXECUTIVE OFFICER COMPENSATION ON A NON-BINDING 02 MARK T. ALFIERI

ADVISORY BASIS. 03 MICHAEL D. COHEN

3. F RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR 04 DAVID D. FITCH

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR 05 TAMMY K. JONES

ENDING DECEMBER 31, 2016. 06 JONATHAN L. KEMPNER

07 W. BENJAMIN MORELAND

08 E. ALAN PATTON

09 TIMOTHY J. PIRE

BRXTPR2Z # 4000

BROADRIDGE DATE: 09/29/16

REPORT NO: BRXP036 CLIENT POSITION REPORT (PURGED DATA) PAGE NO: 1

CLIENT : 3S2 UNION BANK

FOR MEETING DATE 03/01/16 THRU 09/28/16

CUSIP 198287-203

COLUMBIA PROPERTY TRUST, INC

MEETING TYPE: ANNUAL MEETING

MEETING DATE: 05/02/16

RECORD DATE: 02/23/16

MAIL DATE: 03/23/16

PROPOSAL TYPE: MANAGEMENT

ACCOUNT NUMBER	CONTROL NO	SHARE AMOUNT	PROPOSAL VOTES NO	FOR	AGN	ABS	DIRECTORS VOTES NO.	VOTES WITHELD	RETURN DATE
		2,650	01	2,415	0	234	01		04/29/16
			02	2,418	7	223	02
			02	2,349	60	239	03
			03	0	0	0	04
			03	0	0	0	05
							06
							07
							08
							09
							10

MR PROPOSAL TEXT DIRECTORS

_________________________________________________________________ ____________________________

1. F #DIRECTOR 01 CARMEN M. BOWSER

2. F TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR 02 CHARLES R. BROWN

INDEPENDENT REGISTERED ACCOUNTING FIRM FOR 2016. 03 RICHARD W. CARPENTER

3. F TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE OFFICER 04 JOHN L. DIXON

COMPENSATION, SOMETIMES REFERRED TO AS A "SAY ON PAY." 05 DAVID B. HENRY

06 MURRAY J. MCCABE

07 E. NELSON MILLS

08 MICHAEL S. ROBB

09 GEORGE W. SANDS

10 THOMAS G. WATTLES

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title) /s/ Jordan Ruddy

Jordan Ruddy, President

Date: October 7, 2016